Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A Ordinary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares USD ($)	Dec. 31, 2013 Class B Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 1,600,971	9,691,797	11,880,632
Restricted cash	42,872	259,533	395,029
Short-term investments	4,746,644	28,734,761	20,604,223
Accounts receivable, net of allowance of RMB5,768 and RMB43,814 (US$7,237) for 2012 and 2013, respectively	366,858	2,220,846	1,253,483
Deferred tax assets, net	47,383	286,844	160,315
Amounts due from related parties	17	104	0
Other current assets	303,163	1,835,265	380,407
Total current assets	7,107,908	43,029,150	34,674,089
Non-current assets:
Fixed assets, net	887,105	5,370,268	3,887,877
Intangible assets, net	599,685	3,630,315	1,587,665
Goodwill	2,785,792	16,864,350	3,877,564
Long-term investments, net	104,858	634,777	803,499
Deferred tax assets, net	16,179	97,940	53,303
Amounts due from related parties	61,271	370,916	0
Other non-current assets	163,218	988,072	784,893
Total non-current assets	4,618,108	27,956,638	10,994,801
Total assets	11,726,016	70,985,788	45,668,890
Current liabilities(including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,914,531 and RMB4,031,176 (US$665,903) as of December 31, 2012 and 2013, respectively):
Accounts payable and accrued liabilities	1,216,139	7,362,138	3,806,836
Customer advances and deposits	491,909	2,977,872	2,067,586
Deferred revenue	37,431	226,599	94,121
Deferred income	12,767	77,287	64,506
Long-term loans, current portion	56,763	343,625	2,170,978
Amounts due to related parties	66	398	0
Capital lease obligation	7,418	44,907	32,502
Total current liabilities	1,822,493	11,032,826	8,236,529
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB258,319 and RMB975,793 (US$161,190) as of December 31, 2012 and 2013, respectively):
Deferred income	62,192	376,491	190,000
Long-term loans	348,937	2,112,359	356,589
Notes payable	2,497,149	15,116,990	9,336,686
Deferred tax liabilities	198,270	1,200,270	289,482
Amounts due to related parties	61,653	373,227	0
Capital lease obligation	6,773	40,999	44,479
Other non-current liabilities	11,129	67,376	0
Total non-current liabilities	3,186,103	19,287,712	10,217,236
Total	5,008,596	30,320,538	18,453,765
Commitments and contingencies
Redeemable noncontrolling interests	0	0	1,033,283
Equity
Ordinary shares, value				2	12	12	0	3	3
Additional paid-in capital	504,884	3,056,418	2,095,273
Retained earnings	5,703,187	34,525,386	24,038,219
Accumulated other comprehensive income (loss)	139,270	843,096	(78,278)
Total Baidu, Inc. shareholders' equity	6,347,343	38,424,915	26,055,229
Noncontrolling interests	370,077	2,240,335	126,613
Total equity	6,717,420	40,665,250	26,181,842
Total liabilities, redeemable noncontrolling interests and equity	$ 11,726,016	70,985,788	45,668,890